CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross revenue	$ 60,677,173	$ 71,708,025	$ 62,216,694
Sales tax	(1,591,748)	(2,087,121)	(2,303,289)
Net revenue	59,085,425	69,620,904	59,913,405
Cost of revenue	(36,202,433)	(47,137,394)	(38,941,272)
Gross profit	22,882,992	22,483,510	20,972,133
Operating expenses:
Product development	(3,230,445)	(2,811,783)	(3,316,507)
Selling and marketing	(8,566,257)	(8,377,743)	(9,318,469)
General and administrative	(12,638,207)	(12,325,334)	(8,220,999)
Reversal of contingent consideration payable	1,618,816
(Provision for impairment)/Gain on recovery of bad debt	110,425	(1,102,265)	(2,068,127)
Total operating expenses	(22,705,668)	(24,617,125)	(22,924,102)
Operating (loss)/income	177,324	(2,133,615)	(1,951,969)
Other income/(loss), net of other expenses	(264,934)	701,884	431,005
Dividend income from short-term investments	314,300
Gain on sales of short-term investments	4,962,873
Income from continuing operations before income tax	7,587,628	846,862	93,611
Income tax expense	(1,299,981)	(1,439,261)	(579,270)
(Loss)/income from continuing operations	6,287,647	(592,399)	(485,659)
Income from discontinued operations		315,256	596,551
Net income/(loss)	6,287,647	(277,143)	110,892
Net loss attributable to non-controlling interest	(1,024,205)	(301,582)
Net income/(loss) attributable to ordinary shareholders of the Company	5,263,442	(578,725)	110,892
Basic earnings/(loss) per ordinary share:
Continuing operations	$ 0.01	$ 0.00	$ 0.00
Discontinued operations	$ 0.00	$ 0.00	$ 0.00
Net income/(loss)	$ 0.01	$ 0.00	$ 0.00
Diluted earnings/(loss) per ordinary share:
Continuing operations	$ 0.01	$ 0.00	$ 0.00
Discontinued operations	$ 0.00	$ 0.00	$ 0.00
Net income/(loss)	$ 0.01	$ 0.00	$ 0.00
Weighted-average number of ordinary shares:
Basic	420,041,022	420,980,146	420,677,724
Diluted	420,088,521	420,980,146	420,677,724
Comprehensive income /(loss):
Net income/(loss)	6,287,647	(277,143)	110,892
Other comprehensive income:
Foreign currency translation adjustment	1,665,586	2,298,216	(145,899)
Unrealized gain on investment in marketable securities	2,076,434	1,939,473	437,250
Comprehensive income, net of tax	10,029,667	3,960,546	402,243
Comprehensive income attributable to non-controlling interest, net of tax	(950,532)	(510,147)
Comprehensive income attributable to ordinary shareholders of the Company, net of tax	9,079,135	3,450,399	402,243
Non-related parties
Gross revenue	55,742,117	69,878,417	61,516,694
Operating expenses:
Interest income, net of financial expenses	2,398,065	2,192,999	1,289,495
Related parties
Gross revenue	4,935,056	1,829,608	700,000
Operating expenses:
Interest income, net of financial expenses		$ 85,594	$ 325,080